UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS
(Exact name of registrant as specified in charter)

     7855 Ivanhoe Avenue, #210, La Jolla, CA 92037
(Address of principal executive offices) (Zip code)

Arthur Q. Johnson
Mundoval Funds
7855 Ivanhoe Avenue, #210, La Jolla, CA 92037
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Mundoval Fund

ANNUAL REPORT
December 31, 2011

Mundoval Fund
Annual Report
December 31, 2011

Fellow Shareholders,

For the one year period ending December 31, 2011, the Mundoval Fund returned -4.01% versus -5.54% for the MSCI World Index. Since inception on September 3, 2004, the annualized rate of return for the Mundoval Fund was 3.75% versus 3.80% for the MSCI World Index.

Net assets under management in the Fund as of December 31, 2011 are $12.12 million. The Allstate Corporation, Apollo Group Inc., Boston Scientific Corporation, Dell Inc., Diageo PLC, Gilead Sciences Inc., HSBC Holdings PLC, Illinois Tool Works Inc., The Travelers Companies, Inc., The TJX Companies, Inc., Unilever PLC, US Bancorp and Western Digital Corp. were sold during the year because the investment adviser either believed them to be fairly valued or determined that there were more attractive businesses to be purchased with the proceeds. New security positions for the year included ABB Ltd., Aegon N.V., BNP Paribas, Citigroup, Inc., CNOOC Ltd., Corning Inc., Hewlett-Packard Company, LUKOIL Oil Company, Mitsubishi UFJ Financial Group, Inc. and Muenchener RE Group. The Fund owns shares of 32 companies as of December 31, 2011.

Although it was the worst performing sector for the year, the Mundoval Fund held its largest allocation in financial businesses as of December 31, 2011. Despite the macro-economic uncertainties surrounding the European debt crisis and the eventual settlement of mortgage related liabilities for the banking sector, we believe the marketplace is overly pessimistic regarding the economic prospects for financial businesses and we will maintain our allocation due to their attractive valuations. Positive factors impacting performance of the Fund during the year included double-digit gains from AmBev, Exxon Mobil Corp., GlaxoSmithKline PLC, Mastercard Incorporated, Pfizer Inc. and WellPoint Inc. Negative factors impacting performance of the Fund during the year included declines in the share prices of Bank of America Corporation, Banco Santander S.A., France Telecom and Telefonica de Espana.

Looking forward to 2012, we are cautiously optimistic about Fund performance: our calculations for the intrinsic value of the businesses we own are significantly greater than their share prices as of December 31, 2011. In addition to our investment objective of long term capital appreciation, the average dividend yield of the stocks owned in the Fund during the last twelve months exceeds the current yield of a 10 year U.S. Treasury bond. The Mundoval Fund will continue to seek investment opportunities that provide for a margin of safety and a satisfactory rate of return over time. Because the capital markets tend to regress from extremes toward normal faster than most individuals think, patience and the ability to withstand short term volatility and negative sentiment are proven determinants for long-term investment success.

Thank you for your continued support and confidence.

Sincerely,

Arthur Q. Johnson, CFA

2011 Annual Report 1

Mundoval Fund

PERFORMANCE INFORMATION  (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR PERIODS ENDED DECEMBER 31, 2011.

December 31, 2011 NAV $10.83

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Mundoval Fund	-4.01%	9.74%	-1.59%	3.75%
MSCI World Index(B)	-5.54%	11.13%	-2.37%	3.80%

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Mundoval Fund was September 3, 2004.

(B) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-595-2877.

2011 Annual Report 2

Mundoval Fund (Unaudited)

                                                                          Mundoval Fund

                                                by Industry Sectors (as a percentage of Net Assets)

                                    *Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling our toll free number (1-800-595-2877) or by visiting the Fund’s website at www.mundoval.com. This information is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2011 Annual Report 3

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on July 1, 2011 and held through December 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2011 to
	July 1, 2011	December 31, 2011	December 31, 2011

Actual	$1,000.00	$903.67	$7.20

Hypothetical	$1,000.00	$1,017.64	$7.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended December 31, 2011).

2011 Annual Report 4

Mundoval Fund
		Schedule of Investments
		December 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Beverages
12,500	Companhia de Bebidas Das Americas **	$ 451,125	3.72%
Commercial Banks, NEC
50,000	Banco Santander, S.A. **	376,000
90,000	Mitsubishi UFJ Financial Group, Inc. **	377,100
		753,100	6.21%
Computer & Office Equipment
15,000	Hewlett-Packard Company	386,400	3.19%
Computer Communications Equipment
21,000	Cisco Systems Inc.	379,680	3.13%
Crude Petroleum & Natural Gas
2,000	CNOOC Ltd. **	349,360	2.88%
Diversified Banking Institutions
17,000	BNP Paribas **	334,050	2.76%
Drawing and Insulating of Nonferrous Wire
25,000	Corning Inc.	324,500	2.68%
Electronic & Other Electrical Equipment (No Computer Equipment)
23,000	General Electric Co.	411,930	3.40%
Hospital & Medical Service Plans
5,000	WellPoint Inc.	331,250	2.73%
Insurance - Diversified
33,000	Muenchener Rueckversicherungs-Gesellschaft AG **	405,240	3.34%
Life Insurance
90,000	Aegon NV * **	361,800
50,352	ING Groep NV * **	361,024
		722,824	5.96%
National Commercial Banks
67,500	Bank of America Corporation	375,300
15,000	Citigroup, Inc.	394,650
		769,950	6.35%
Oil Company - Integrated
7,000	LUKOIL Company **	372,400	3.07%
Petroleum Refining
5,000	Exxon Mobil Corp.	423,800	3.50%
Pharmaceutical Preparations
8,000	AstraZeneca plc **	370,320
8,000	GlaxoSmithKline plc **	365,040
4,000	Johnson & Johnson	262,320
5,500	Novartis AG **	314,435
20,000	Pfizer Inc.	432,800
10,500	Sanofi-Aventis **	383,670
		2,128,585	17.56%
Services - Business Services, NEC
1,500	Mastercard Incorporated	559,230	4.61%
Services - Computer Programming, Data Processing, Etc.
700	Google Inc. Class A *	452,130	3.73%
Services - Motion Picture & Video
10,000	Time Warner Inc.	361,400	2.98%
Services - Prepackaged Software
15,000	Microsoft Corp.	389,400	3.21%
Switchgear & Switchboard Apparatus
20,000	ABB Ltd. **	376,600	3.11%

* Non-Income Producing Securities. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 5

Mundoval Fund
		Schedule of Investments
		December 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Telecommunications
16,000	America Movil S.A.B. de C.V. **	$ 361,600
20,000	Telefonica SA **	343,800
		705,400	5.81%
Telephone Communications
7,500	China Mobile Limited **	363,675
22,500	France Telecom **	352,350
		716,025	5.90%
Total for Common Stock (Cost - $12,485,184)		$ 12,104,379	99.83%
Money Market Funds
54,398	First American Treasury Obligation Fund Cl Y 0.00% ***	54,398	0.45%
	(Cost - $54,398)
	Total Investments	12,158,777	100.28%
	(Cost - $12,539,582)
	Liabilities in Excess of Other Assets	(33,869)	-0.28%
	Net Assets	$ 12,124,908	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY
		% of Investment
	Fair Value	Securities
Brazil	$ 451,125	3.73%
China	363,675	3.00%
France	1,070,070	8.84%
Germany	405,240	3.35%
Hong Kong	349,360	2.89%
Tokyo	377,100	3.12%
Mexico	361,600	2.99%
Netherlands	722,824	5.97%
Russia	372,400	3.08%
Spain	719,800	5.95%
Switzerland	691,035	5.71%
United Kingdom	735,360	6.08%
United States	5,484,790	45.29%
	$ 12,104,379	100.00%

** ADR - American Depositary Receipt.
*** Variable Rate Security; the Yield Rate shown represents
the rate at December 31, 2011.
The accompanying notes are an integral part of these
financial statements.

2011 Annual Report 6

Mundoval Fund

Statement of Assets and Liabilities
December 31, 2011

Assets:
Investment Securities at Fair Value	$ 12,158,777
(Cost - $12,539,582)
Dividends Receivable	10,054
Total Assets	12,168,831
Liabilities:
Payable For Securities Purchased	28,434
Payable to Adviser	15,489
Total Liabilities	43,923
Net Assets	$ 12,124,908

Net Assets Consist of:
Capital Paid In	$ 12,536,957
Accumulated Undistributed Net Investment Income	42,438
Accumulated Realized Loss on Investments - Net	(73,682)
Unrealized Depreciation in Value of Investments
Based on Identified Cost - Net	(380,805)
Net Assets, for 1,119,416 Shares Outstanding	$ 12,124,908
(Without par value, unlimited shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($12,124,908/1,119,416 shares)	$ 10.83

Statement of Operations
For the year ended December 31, 2011

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $32,357*)	$ 303,580
Interest	28
Total Investment Income	303,608
Expenses:
Management Fees	182,486
Total Expenses	182,486

Net Investment Income	121,122

Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	(73,682)
Change in Unrealized Appreciation/(Depreciation) on Investments	(513,753)
Net Realized and Unrealized Gain/(Loss) on Investments	(587,435)

Net Increase/(Decrease) in Net Assets from Operations	$ (466,313)

* Foreign withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 7

Mundoval Fund

Statements of Changes in Net Assets
	1/1/2011	1/1/2010
	to	to
	12/31/2011	12/31/2010
From Operations:
Net Investment Income	$ 121,122	$ 75,456
Net Realized Gain (Loss) on Investments	(73,682)	70,534
Change in Net Unrealized Appreciation (Depreciation)	(513,753)	237,596
Increase (Decrease) in Net Assets from Operations	(466,313)	383,586
From Distributions to Shareholders:
Net Investment Income	(79,428)	(82,107)
Net Realized Gain from Security Transactions	(64,220)	-
Change in Net Assets from Distributions	(143,648)	(82,107)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,727,643	1,566,570
Shares Issued on Reinvestment of Dividends	143,648	82,107
Cost of Shares Redeemed	(737,883)	(132,906)
Net Increase (Decrease) from Shareholder Activity	1,133,408	1,515,771

Net Increase (Decrease) in Net Assets	523,447	1,817,250

Net Assets at Beginning of Period	11,601,461	9,784,211
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment	$ 12,124,908	$ 11,601,461
Income of $42,438 and $750, respectively)

Share Transactions:
Issued	155,323	146,089
Reinvested	13,438	7,183
Redeemed	(65,466)	(12,162)
Net Increase (Decrease) in Shares	103,295	141,110
Shares Outstanding Beginning of Period	1,016,121	875,011
Shares Outstanding End of Period	1,119,416	1,016,121

Financial Highlights
Selected data for a share outstanding
throughout the period:	1/1/2011	1/1/2010	1/1/2009	1/1/2008	9/1/2007(a)	9/1/2006
	to	to	to	to	to	to
	12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007	8/31/2007
Net Asset Value -
Beginning of Period	$ 11.42	$ 11.18	$ 8.45	$ 13.37	$ 15.12	$ 12.91
Net Investment Income (c)	0.11	0.08	0.14	0.21	0.05	0.16
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.57)	0.24	2.72	(4.92)	(0.20)	2.25
Total from Investment Operations	(0.46)	0.32	2.86	(4.71)	(0.15)	2.41

Distributions (From Net Investment Income)	(0.07)	(0.08)	(0.13)	(0.21)	(0.18)	(0.08)
Distributions (From Realized Capital Gains)	(0.06)	-	-	- (b)	(1.42)	(0.12)
Total Distributions	(0.13)	(0.08)	(0.13)	(0.21)	(1.60)	(0.20)

Net Asset Value -
End of Period	$ 10.83	$ 11.42	$ 11.18	$ 8.45	$ 13.37	$ 15.12
Total Return (d)	(4.01)%	2.87%	33.85%	(35.15)%	(1.09)% ***	18.81%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 12,125	$ 11,601	$ 9,784	$ 7,166	$ 11,732	$ 13,482
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50% **	1.50%
Ratio of Net Investment Income to
Average Net Assets	1.00%	0.73%	1.51%	1.83%	0.91% **	1.15%
Portfolio Turnover Rate	44.38%	33.48%	14.62%	30.10%	3.86% ***	25.49%

** Annualized. *** Not Annualized.
(a) Effective September 1, 2007, the Fund’s Board of Trustees elected to change the Fund’s fiscal year end to
December 31. (b) Per share amount less than $0.005.
(c) Per share amounts were calculated using the average shares method.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 8

NOTES TO FINANCIAL STATEMENTS
MUNDOVAL FUND
December 31, 2011

1.) ORGANIZATION
Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on September 3, 2004. The Fund's investment objective is long-term capital appreciation. Effective September 1, 2007, the Fund’s Board of Trustees (the “Board”) elected to change the Fund’s fiscal year end to December 31.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Fund’s 2011 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and California tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the fiscal year ended December 31, 2011, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

2011 Annual Report 9

Notes to Financial Statements - continued

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded

2011 Annual Report 10

Notes to Financial Statements - continued

security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,104,379	$0	$0	$12,104,379
Money Market Funds	54,398	0	0	54,398
Total	$12,158,777	$0	$0	$12,158,777

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the year ended December 31, 2011. There were no transfers into or out of level 1 or level 2 during the year ended December 31, 2011. It is the Fund’s policy to consider transfers into or out of levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”). Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee payable monthly from the Fund of 1.50% of the average daily net assets of the Fund. As a result of the above calculation, for the fiscal year ended December 31, 2011 the Adviser earned management fees totaling $182,486, of which $15,489 was payable to the Adviser as of December 31, 2011.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

5.) RELATED PARTY TRANSACTIONS
The Trustees who are not interested persons of the Fund were paid $1,000 each in Trustees fees by the Adviser for the fiscal year ended December 31, 2011. Under the Management Agreement, the Adviser pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,562,699 and $5,369,510, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at December 31, 2011 was $12,545,467. At December 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,179,369	($1,566,059)	($386,690)

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2011, Arthur Q. Johnson, beneficial owner located at 6010 Folsom Drive, La Jolla, California 92037, held, in aggregate, 53.46% of the Fund, and therefore may be deemed to control the Fund. Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund.

8.) CAPITAL SHARES
At December 31, 2011 an unlimited number of shares of beneficial interest were authorized. 1,119,416 shares were issued and outstanding and paid in capital was $12,536,957.

2011 Annual Report 11

Notes to Financial Statements - continued

9.) DISTRIBUTIONS TO SHAREHOLDERS
There was a dividend from net investment income of $0.07181 per share, a long-term capital gain of $0.01056 per share and short-term capital gain of $0.0475 per share paid on December 28, 2011.

Distributions paid from:
	2011	2010
Ordinary Income .	$ 131,968	$ 82,107
Long-Term Capital Gain	11,680	-0-
	$ 143,648	$ 82,107

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ 42,438
Undistributed capital gain/(accumulated losses)	(67,798)
Unrealized appreciation/(depreciation)	(386,690)
$ (412,050)

As of December 31, 2011, the primary difference between book basis and tax basis was the deferral of post–October losses in the amount of $5,885.

10.) CAPITAL LOSS CARRYFORWARDS
Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2011, the Fund had available for federal purposes an unused capital loss carryforward of $67,798, which may be used to offset future short-term capital gains and has no expiration. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

11.) ACCOUNTING PRONOUNCEMENT
In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

2011 Annual Report 12

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Mundoval Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mundoval Fund (the "Fund"), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mundoval Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the six periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 27, 2012

2011 Annual Report 13

TRUSTEES AND OFFICERS
(Unaudited)

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

	Position		Principal	Number of	Other
Name,	with the	Length of	Occupation(s)	Portfolios	Directorships
Address(1),	Trust	Time	During	Overseen	Held By
and Age		Served	Past 5 Years	By Trustee	Trustee

Arthur Q. Johnson(2),	President, Secretary,	Indefinite	President of A.Q. Johnson & Co.,	1	None
49	Treasurer	Term,	Inc. (2002 - current), Principal of
	and Trustee	Since 2004	Brandes Investment Partners, L.P.
(1986-2000).

Natalie M. Gumina,	Chief Compliance	Indefinite	Chief Operating Officer and	N/A	None
28	Officer	Term,	Investment Advisory
		Since 2006	Representative of A.Q. Johnson &
Co. (August 2006 - current).
Financial Advisor for AXA Advisors
(2005-2006).

(1) The address of each trustee and officer is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.
(2) Arthur Q. Johnson is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

Independent Trustees

Name,	Position	Length of	Principal	Number of	Other
Address(3),	with the	Time	Occupation(s)	Portfolios	Directorships
and Age	Trust	Served	During	Overseen	Held By
			Past 5 Years	By Trustee	Trustee

William W. Eigner, 51	Trustee	Indefinite	Attorney of Procopio Cory	1	None
		Term,	Hargreaves & Savitch, LLP (1989 -
		Since 2004	current). Partner of Procopio Cory
Hargreaves & Savitch, LLP (1995 -
current).

David B. Marino, 47	Trustee	Indefinite	Executive Vice President and	1	None
		Term,	Principal of Irving Hughes (1995 -
		Since 2004	current).

Greg Young, 50(4)	Trustee	Indefinite	Account Executive and Director of	1	None
		Term,	Stone & Youngberg, LLC (1990 -
		Since 2004	current).

(3) The address of each Trustee is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.
(4) As of November 21, 2011 Greg Young resigned as Trustee and Audit Committee Member of the Mundoval Fund.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-2877.

2011 Annual Report 14

Board of Trustees
William W. Eigner
Arthur Q. Johnson
David B. Marino

Investment Adviser
A.Q. Johnson & Co., Inc.
7855 Ivanhoe Ave., Suite 210
La Jolla, CA 92037

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Dr., Suite C
El Cajon, CA 92020

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/11	FYE 12/31/10
Audit Fees	$14,742	$14,200
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$2,500
All Other Fees	$750	$700

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/11	FYE 12/31/10
Registrant	$3,250	$3,200
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By: /s/Arthur Q. Johnson Arthur Q. Johnson President

Date: 3/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Arthur Q. Johnson Arthur Q. Johnson President

Date: 3/6/2012

By: /s/Arthur Q. Johnson Arthur Q. Johnson Chief Financial Officer

Date: 3/6/2012